Shareholders Deficit (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	14,000,000
Granted	13,750,000	14,000,000
Exercised
Forfeited or expired
Ending balance	27,750,000	14,000,000
Exercisable	9,712,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance	$ 0.1357
Granted	0.0711	0.1357
Exercised
Forfeited or expired
Ending balance	0.1037	$ 0.1357
Exercisable	$ 0.0616